RIGHT OF USE AND LEASE LIABILITIES - Schedule of Changes In The Balance of Lease Obligations (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
RIGHT OF USE AND LEASE LIABILITIES
Beginning balance		R$ 3,270,737	R$ 3,547,863
Transfer to held for sale		(891,098)
New agreements and modifications		779,049	1,065,794
Payments (principal amount)		(828,538)	(953,048)
Payments (interest)		(183,409)	(199,769)
Appropriation of financial charges		187,410	200,246
Write-offs		(43,877)	(19,763)	[1]
Write-off due to sale of subsidiary	[2]	(1,025,898)
Translation adjustment		(113,936)	(370,585)
Ending balance		R$ 1,150,440	R$ 3,270,737

[1]	Mainly related to termination of agreements related to lease of stores.
[2]	Refers to the write-off of lease liabilities associated with the sale of the former subsidiaries Aesop and The Body Shop.